Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Warrant Liability	The following table presents information about the Company’s movement in its Level 1, Level 2 and Level 3 warrant liabilities measured at fair value (in millions):

	Public Warrants (Level 1)	Private Warrants (Level 2)	Private Warrants (Level 3)	Total

Balance at the beginning of the period	$—	$—	$—	$—
Warrant liabilities assumed on July 29, 2021	23.2	—	18.6	41.8
Level 3 transfer-out and Level 2 transfer-in value	—	18.6	(18.6)	—
Change in the fair value of the warrant liabilities	15.5	10.0	—	25.5
Warrants exercised for Class A common stock	(2.6)	—	—	(2.6)

Balance at the end of the period	$36.1	$28.6	$—	$64.7

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The key assumptions used to determine the fair value of the Private Placement Warrants at July
29
,
2021
(the date the warrant obligation was assumed by Cyxtera) using the Monte Carlo simulation model were as follows:

Inputs	As of July 29, 2021
Risk-free interest rate	0.73%
Volatility for Least-Square Monte Carlo Model	35.7%
Expected Term in Years	5.00
Fair Value of Class A Common Stock	$9.55